Document and Entity Information	Apr. 25, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 25, 2024
Securities Act File Number	001-38779
Entity Registrant Name	Rhinebeck Bancorp, Inc
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	83-2117268
Entity Address, Address Line One	2 Jefferson Plaza
Entity Address, City or Town	Poughkeepsie
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12601
City Area Code	845
Local Phone Number	454-8555
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RBKB
Security Exchange Name	NASDAQ
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Soliciting Material	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001751783
Amendment Flag	false